Supplemental cash flow information	12 Months Ended
Mar. 31, 2012
Supplemental cash flow information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥(207,278) million, ¥211,487 million and ¥282,440 million ($3,436 million) for the years ended March 31, 2010, 2011 and 2012, respectively. Interest payments during the years ended March 31, 2010, 2011 and 2012 were ¥445,049 million, ¥382,903 million and ¥365,109 million ($4,442 million), respectively.

Capital lease obligations of ¥3,400 million, ¥10,478 million and ¥5,847 million ($71 million) were incurred for the years ended March 31, 2010, 2011 and 2012, respectively.